Share-Based Payments	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments

22.	Share-based payments
On 1 December 2022, the Renumeration Committee authorized and the Group granted restricted stock units (“RSUs”) to employees, executives, and directors granting rights to Ordinary Shares once vesting conditions are met. Compensation expense for RSUs is determined based upon the market price of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to four-year period, with a
1-year
cliff vesting period and subsequent monthly vesting, resulting from participates completing a service condition. Movements in RSUs during the year ended 31 December 2022 are as follows:

	RSUs	Weighted Average Fair Value
Granted	7,659,049	$6.68
Vested	(679,563)	$6.30

Outstanding at 31 December	6,979,486	$6.72

The Group recognized $10.3 million of share-based payment expense during the year ended 31 December 2022 (in thousands):

2022
Cost of product revenue	1,522
Research and development expenses	2,994
General and administrative expenses	5,801

10,317